BLACKROCK ALLOCATION TARGET SHARES

BATS: Series C Portfolio

BATS: Series M Portfolio

BATS: Series S Portfolio

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BlackRock Sustainable Total Return Fund

BLACKROCK FUNDSSM

BlackRock Tactical Opportunities Fund

BLACKROCK FUNDS V

BlackRock Core Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock Sustainable Emerging Markets Flexible Bond Fund

BlackRock Sustainable Low Duration Bond Fund

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

BLACKROCK VARIABLE SERIES FUNDS II, INC.

BlackRock Total Return V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 18, 2022

to the Statement of Additional Information of each Fund (each, an “SAI”), as supplemented to date

Effective immediately, the following change is made to each Fund’s SAI:

The chart listing investments and investment strategies in the section of each Fund’s SAI entitled “I. Investment Objective[s] and Policies” as it relates to each Fund is deleted in relevant part and replaced with the following:

Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X

Shareholders should retain this Supplement for future reference.

SAI-IFL14-0322SUP